Taxation - Recognized in the Consolidated Statement of Profit and Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current tax on loss for the period			$ 801	$ 569	$ (3,457)
Adjustments to tax in respect of previous periods			31	4,070	(2,102)
Total current tax			832	4,639	(5,559)
Deferred tax
Origination and reversal of timing differences			(2,306)
Total deferred tax			(2,306)
Tax benefit (provision)	$ 9	$ 8	$ (1,474)	$ 4,639	$ (5,559)